COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended
	Jul. 02, 2015	Apr. 30, 2015
Northeast Minerals [Member] | Third Party [Member] | Victory Mines Limited [Member]
Number of common shares sold	3,750,000
Northeast Minerals [Member] | Exploration Rights [Member] | Third Party [Member]
Proceeds from sale of intangible assets	$ 0
Tait Lake Option [Member] | Kenora Mining Division, Ontario [Member]
Proceeds from sale of option		$ 9